Inventories Net	12 Months Ended
Dec. 31, 2022
Inventories Net [Abstract]
Inventories, net

15. Inventories, net

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Finished goods	8,618	7,307
Less: provision	(7,840)	—
Inventories, net	778	7,307

During 2022, RMB 7,840 (2021: nil) was recognised as an expense for inventories carried at net realisable value. This is recognised in other losses in the statement of profit or loss.